Net Sales (Details) € in Thousands	12 Months Ended
	Jun. 30, 2022 EUR (€) customer store country	Jun. 30, 2021 EUR (€) country customer	Jun. 30, 2020 EUR (€) customer country
Disclosure of geographical areas
Net sales	€ 689,750	€ 612,096	€ 449,487
Percentage of net sales	100.00%	100.00%	100.00%
Number of countries excluding Germany and the United States where net sales exceeds 10% | country	0	0	0
Number of individual customers exceeding 10% of net sales | customer	0	0	0
Net sales recognized from contract liabilities	€ 5,046	€ 4,013	€ 3,141
Increase (decrease) in net sales from application of hedge accounting	€ (4,734)	1,028
Germany
Disclosure of geographical areas
Number of retail stores | store	2
Net sales	€ 128,616	€ 115,334	€ 98,443
Percentage of net sales	18.60%	18.80%	21.90%
United States
Disclosure of geographical areas
Net sales	€ 108,748	€ 77,596	€ 45,183
Percentage of net sales	15.80%	12.70%	10.10%
Europe (excluding Germany)
Disclosure of geographical areas
Net sales	€ 276,110	€ 253,700	€ 173,875
Percentage of net sales	40.00%	41.40%	38.70%
Rest of the world
Disclosure of geographical areas
Net sales	€ 176,277	€ 165,466	€ 131,986
Percentage of net sales	25.60%	27.00%	29.40%